Share-based compensation reserve - Additional Information (Details) - EUR (€) € in Millions			12 Months Ended
	Jul. 01, 2022	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award				€ 0.0	€ 0.0
Share based payment charge			€ 8.1	5.1	9.0
Non-Executive Director | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share based payment charge			0.6
Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Shares paid for tax withholding for share based compensation	7,405	7,734
Key management personnel | Share based compensation reserve
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award			0.4
Share based payment charge			6.6
Share based compensation reserve
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award			(0.4)	(0.6)	(0.7)
Share based payment charge			€ 8.1	€ 5.1	€ 9.0